Shareholder Report, Line Graph (Details) LMA2400_ClearBridge Small Cap Growth Fund_Class 1_TSR Annual {Class 1} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name											Class 1
Accumulated Value	$ 22,404	$ 18,057	$ 20,719	$ 29,499	$ 20,829	$ 16,376	$ 15,365	$ 12,964	$ 9,987	$ 10,000	$ 26,154
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,910	22,422	20,688	24,782	17,221	15,635	13,776	12,924	10,424	10,000	$ 37,343
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Growth Index
Accumulated Value	$ 21,145	$ 15,492	$ 16,771	$ 22,670	$ 16,374	$ 14,443	$ 13,574	$ 13,036	$ 9,951	$ 10,000	$ 25,121